REPORTABLE SEGMENTS AND GEOGRAPHICAL INFORMATION (Schedule of Total Revenues from External Customers by Geographical Areas) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 949,284		$ 879,012		$ 793,831
Americas, principally the US [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	596,663		549,575		499,162
EMEA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	215,560	[1]	200,624	[1]	187,650	[1]
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	8,344		9,784		8,990
Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 128,717		$ 119,029		$ 98,029

[1]	Includes Europe, the Middle East (excluding Israel) and Africa.